Basis of Presentation and General Information, Summary (Details)	Jan. 08, 2026	Apr. 01, 2025	Jun. 11, 2024 shares
Subsidiaries in Consolidation [Abstract]
Reverse stock split ratio	0.2	0.025
Maui Shipping Co. [Member] | Common Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			1,000
Maui Shipping Co. [Member] | Series A Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			15,000
Maui Shipping Co. [Member] | Series B Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			1,500,000
Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Reverse stock split ratio	0.2